Financial instruments (Tables)	9 Months Ended
Sep. 30, 2025
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at September 30, 2025:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years
Accounts payable and accrued liabilities	$15,550	$15,550	$15,550	$—	$—
Term loan facility (note 11)	3,903	4,372	4,372	—	—
Operating lease obligations	1,811	2,716	627	1,674	415
	$21,264	$22,638	$20,549	$1,674	$415